CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net (loss) income	$ (2,595,941)	$ 515,014	$ (13,877,363)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	370,885	(217,949)	202,020
Comprehensive (loss) income attributable to CooTek (Cayman) Inc.	(2,225,056)	297,065	(13,675,343)
Deemed dividend in relation to convertible note (see Note 10)			(1,368,866)
Total comprehensive (loss) income attributable to ordinary shares of CooTek (Cayman) Inc.	$ (2,225,056)	$ 297,065	$ (15,044,209)